Stockholders' Equity (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Warrants
Warrants outstanding, beginning balance	134,000
Warrants outstanding, ending balance		134,000
Warrants [Member]
Number of Warrants
Warrants outstanding, beginning balance	134,000	15,912,210	22,227,876
Warrants granted	238,573	134,000	3,520,000
Warrants exercised	(39,000)	(998,079)	(9,835,666)
Warrants exercised, repriced		(14,692,500)	0
Warrants forfeited	0	(221,631)	0
Warrants outstanding, ending balance	333,573	134,000	15,912,210
Warrants exercisable, December 31, 2017		134,000
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ 0.27	$ 0.76	$ 0.64
Warrants granted	0.22		0.25
Warrants exercised	0.24	0.75	0.31
Warrants exercised, repriced		0.00
Warrants forfeited	0.00	0.00	0.00
Warrants outstanding, ending balance	$ 0.19	$ 0.27	$ 0.76